Business Combinations (Notes)	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 5 — BUSINESS COMBINATIONS
Fiscal 2014
On January 1, 2014, Post completed its acquisition of all the stock of Agricore United Holdings Inc. (“Agricore”) from Viterra Inc. Agricore is the parent company of Dakota Growers, a manufacturer of dry pasta for the private label, foodservice and ingredient markets. The purchase price for the transaction was $370.0 in cash, subject to a working capital adjustment, which resulted in a payment at closing of $366.2. In May 2014, a final settlement of net working capital and other adjustments was reached, resulting in a payment to the Company of $6.5. Dakota Growers is reported in the Michael Foods Group segment (see Note 21). Based upon the preliminary purchase price allocation, the Company has recorded $127.2 of customer relationships to be amortized over a weighted-average period of 12.5 years and $22.8 to trademarks/brands to be amortized over a weighted-average period of 18.9 years. Net sales and operating profit included in the consolidated statements of operations related to this acquisition were $190.7 and $4.4, respectively, for the year ended September 30, 2014.
On February 1, 2014, Post completed its acquisition of Dymatize, a manufacturer and marketer of premium protein powders, bars and nutritional supplements. The purchase price for the transaction was $380.0 in cash, subject to a working capital adjustment, which resulted in a payment at closing of $392.5. The parties have not yet agreed on a final net working capital adjustment. The Company currently estimates the final net working capital adjustment will result in an amount due back to the Company of approximately $6.0. In accordance with the terms of the purchase agreement, the sellers are eligible for an earn-out payment of up to $17.5 based on Dymatize’s level of performance against certain financial performance targets, as defined in the purchase agreement, during calendar year 2014. Using an option pricing model, the Company estimated the acquisition date fair value of the earn-out to be approximately $5.4. As of September 30, 2014, the Company updated its estimate of the fair value of the earn-out and concluded the fair value was approximately $0.7, resulting in a gain of approximately $4.7 recognized during fiscal 2014 which was recorded as a component of selling, general and administrative expenses in the consolidated statement of operations. Dymatize is reported in the Consumer Brands segment (see Note 21). Based upon the preliminary purchase price allocation, the Company has recorded $136.8 of customer relationships to be amortized over a weighted-average period of 18 years and $121.1 to trademarks/brands to be amortized over a weighted-average period of 20 years. Net sales and operating loss included in the consolidated statements of operations related to this acquisition were $124.1 and $(13.7), respectively, for the year ended September 30, 2014.
On February 1, 2014, Post completed its acquisition of Golden Boy, a manufacturer of private label peanut and other nut butters, as well as dried fruits and baking and snacking nuts. The purchase price for the transaction was CAD $320.0 in cash, subject to a working capital adjustment, which resulted in a payment at closing of approximately CAD $321.1. In May 2014, a final settlement of net working capital and other adjustments was reached, resulting in an amount paid to the sellers of CAD $2.1. Golden Boy is reported in the Private Label segment (see Note 21). Based upon the preliminary purchase price allocation, the Company has recorded $82.6 of customer relationships to be amortized over a weighted-average period of 11 years, $28.9 to trademarks/brands to be amortized over a weighted-average period of 20 years, and $20.0 to other intangible assets to be amortized over a weighted-average period of 11 years. Net sales and operating profit included in the consolidated statements of operations related to this acquisition were $186.7 and $10.4, respectively, for the year ended September 30, 2014.
On June 2, 2014, the Company completed its acquisition of Michael Foods from affiliates of GS Capital Partners, affiliates of Thomas H. Lee Partners and other owners, which is included in the Michael Foods Group segment. Michael Foods manufactures and distributes egg products and refrigerated potato products and also distributes cheese and other dairy case products to the retail, foodservice and food ingredient channels. The purchase price the Company paid for the transaction was approximately $2,450.0, subject to working capital and other adjustments which resulted in a cash payment at closing of approximately $2,539.1. In August 2014, a final settlement of net working capital and other adjustments was reached, resulting in an amount paid to Post of $10.0. In addition to the purchase price paid at closing, the Company will make a payment of $50.0 to the stockholders of Michael Foods on June 2, 2015. Based upon the preliminary purchase price allocation, the Company has recorded $1,126.6 of customer relationships to be amortized over a weighted-average period of 20 years and $217.7 to trademarks/brands to be amortized over a weighted-average period of 19.3 years.
On August 1, 2014, Post Foods, LLC, a subsidiary of the Company, acquired a cereal brand and related inventory for $20.4. The brand is reported as part of the Consumer Brands segment. Based upon the preliminary purchase price allocation, the Company has recorded $11.8 of customer relationships to be amortized over a weighted-average period of 20 years and $2.6 to trademarks/brands to be amortized over a weighted-average period of 10 years. In addition to the intangibles acquired, we purchased $0.4 of inventory and recorded $5.6 of goodwill.
Each of the acquisitions was accounted for using the acquisition method of accounting, whereby the results of operations of each are included in the financial statements from the date of acquisition. The respective purchase prices were allocated to acquired assets and liabilities based on their estimated fair values at the date of acquisition, and any excess was allocated to goodwill, as shown in the following table and discussed above. Goodwill represents the value the Company expects to achieve through the implementation of operational synergies and the expansion of the business into new growing segments of the industry. The Company does not expect the final fair value of goodwill related to the current year acquisitions of Dakota Growers, Golden Boy and Michael Foods to be deductible for U.S. income tax purposes. The Company estimates approximately $106.4 of tax deductible goodwill will result from the Dymatize acquisition pending final resolution of net working capital amounts and the earn-out. The Company expects the fair value of goodwill generated by the cereal brand acquisition to be fully tax deductible.
Certain estimated values, including goodwill, intangible assets and deferred taxes, are not yet finalized pending the final settlement of the purchase price and purchase price allocations and are subject to change once additional information is obtained.

	Dakota Growers	Dymatize	Golden Boy	Michael Foods
Cash and cash equivalents	$2.9	$1.8	$—	$69.1
Restricted cash	—	—	—	3.4
Receivables	25.3	22.7	16.4	155.2
Income tax receivable	—	—	—	62.5
Inventories	43.4	41.0	29.8	175.7
Deferred income taxes	0.3	3.0	—	2.1
Prepaid expenses and other current assets	0.4	0.7	0.7	7.5
Property	86.0	15.7	10.5	328.3
Goodwill	160.5	104.1	154.1	1,186.7
Other intangible assets	150.0	257.9	131.5	1,344.3
Other assets	1.0	0.1	—	8.0
Current portion of long-term debt	—	—	—	(3.7)
Accounts payable	(5.6)	(17.7)	(10.3)	(109.0)
Other current liabilities	(25.7)	(7.9)	(8.4)	(79.5)
Long-term debt	—	—	—	(8.4)
Deferred income taxes	(78.4)	(29.5)	(33.8)	(555.4)
Other liabilities	(0.2)	—	(2.1)	(9.5)
Total acquisition cost	$359.9	$391.9	$288.4	$2,577.3

Fiscal 2013
On December 31, 2012, the Company purchased substantially all of the assets of Attune Foods, Inc. for approximately $9.2 of cash.
On May 28, 2013, the Company completed its acquisition of certain assets of the branded and private label cereal, granola and snacks business of Hearthside Food Solutions (“Hearthside”) for approximately $159.9 of cash. Both the Attune Foods business and the Hearthside business are included in the Private Label segment (see Note 21).
On September 1, 2013, the Company completed its acquisition of PNC for approximately $186.0 of cash. PNC is reported in the Consumer Brands segment (see Note 21). Net sales and operating profit included in the consolidated statement of operations related to this acquisition were $169.2 and $11.9, respectively, for the year ended September 30, 2014. During the first quarter of fiscal 2014, a final settlement of net working capital was reached, resulting in an increase in total consideration of approximately $0.1 and a corresponding increase in goodwill. In addition, during the second quarter of fiscal 2014, $1.2 of pre-acquisition net operating losses (“NOLs”) were identified and a deferred tax asset was recorded as well as a corresponding decrease to goodwill. As these adjustments did not have a significant impact on the consolidated statements of operations, balance sheets or cash flows, the financial statements have not been retrospectively adjusted.
Each of the acquisitions was accounted for using the acquisition method of accounting, whereby the results of operations of each are included in the financial statements from the date of acquisition. The respective purchase prices were allocated to acquired assets and liabilities based on their estimated fair values at the date of acquisition, and any excess was allocated to goodwill, as shown in the following table. Goodwill represents the value the Company expects to achieve through the implementation of operational synergies and the expansion of the business into new growing segments of the industry. The Company expects that the final fair value of goodwill will be fully deductible for U.S. income tax purposes for the Attune and Hearthside acquisitions. The goodwill generated by Post’s acquisition of PNC will not be tax deductible for U.S. income tax purposes, however, certain goodwill generated by PNC business combinations in periods prior to Post’s acquisition transferred to Post and is expected to be tax deductible.

	Attune	Hearthside	PNC
Cash and cash equivalents	$—	$—	$2.1
Receivables	0.5	5.5	11.3
Inventories	2.6	6.3	23.9
Deferred income taxes	—	—	6.9
Prepaid expenses and other current assets	0.1	0.2	2.8
Property	0.1	15.6	0.7
Goodwill	3.6	71.5	47.2
Other intangible assets	3.8	63.5	112.6
Accounts payable	(1.3)	(2.1)	(15.6)
Other current liabilities	(0.2)	(0.3)	(2.4)
Deferred income taxes	—	(0.3)	(2.8)
Other liabilities	—	—	(0.7)
Total acquisition cost	$9.2	$159.9	$186.0

The following unaudited pro forma information presents a summary of the combined results of operations of the Company and the aggregate results of all business acquired in fiscal years 2014 and 2013 for the periods presented as if the fiscal 2014 acquisitions had occurred on October 1, 2012 and the fiscal 2013 acquisitions had occurred on October 1, 2011, along with certain pro forma adjustments. These pro forma adjustments give effect to the amortization of certain definite-lived intangible assets, adjusted depreciation based upon fair value of assets acquired, interest expense related to the financing of the business combinations, and related income taxes. The following unaudited pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the acquisitions occurred on the assumed dates, nor is it necessarily an indication of future operating results.

	2014	2013	2012
Pro forma net sales	$3,965.2	$3,874.7	$1,143.6
Pro forma net (loss) earnings available to common stockholders	$(329.9)	$11.0	$42.3
Pro forma basic (loss) earnings per share	$(8.31)	$0.34	$1.23
Pro forma diluted (loss) earnings per share	$(8.31)	$0.33	$1.23